Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Event

Note 10 — Subsequent Event

On October 28, 2024, the Company issued one unsecured promissory notes in an amount of $172,500, to the Sponsor in exchange for Sponsor depositing such amount into the Company’s trust account in order to extend the amount of time it has available to complete a business combination until November 28, 2024.

On October 4, 2024, $16,541,342 was paid from the Trust Account to redeeming shareholders in connection with the extension.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Note 10 — Subsequent Event

The Company has filed an 8-K announcing the Merger Agreement on August 11, 2023 and preliminary proxy solicitation statements with the U.S. Securities and Exchange Commission on February 12, 2024 and March 7, 2024, thereby automatically extending the Company’s minimum time to complete a Business Combination under the terms of its Memorandum and Articles of Association until June 28, 2024. Because the parties to the Business Combination intend to continue to work to effectuate the Business Combination in furtherance of its prior filings, they have executed an agreement to extend the date by which a Business Combination is required to be completed to June 28, 2024.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the consolidated financial statements.